Concentration of Credit Risk (Tables)	9 Months Ended
Sep. 30, 2015
Sales Revenue Goods Net [Member]
Concentration Risk [Line Items]
Schedules Of Concentration Of Risk, By Risk Factor
Customer	2015	2014
A	25%	25%
B	21%	-%
C	13%	9%
D	4%	46%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedules Of Concentration Of Risk, By Risk Factor
Customer	2015	2014
A	44%	22%
B	13%	25%
C	1%	35%